Condensed consolidated statements of cash flows (Parenthetical) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Statement of cash flows [abstract]
Cash acquired from acquisition	$ 249	$ 4